Earnings Per Share - Schedule of Basic Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income	$ 504,877	$ 823,232	$ 823,232
Balance, beginning of year	86,539,559	92,152,893
Effect of stock options exercised	340,802	314,112
Effect of repurchase of own shares	(972,615)	(3,107,423)
Weighted average number of common shares	85,907,746	89,359,582
Earnings per share – basic (in dollars)	$ 5.88	$ 9.21